Benefit Plans - Additioal Information (Details) $ in Thousands	1 Months Ended	12 Months Ended				62 Months Ended
	Nov. 30, 2007 participant	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2012 USD ($)
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Maximum contributions of annual participants compensation, percent			80.00%
Maximum contributions of participants bonuses, percent			100.00%
Discretionary contributions by employer			$ 5,638	$ 4,737	$ 4,501
Net periodic benefit cost			434	2,343	$ 5,641
Deferred compensation plan liabilities, noncurrent			$ 14,470	14,128
Executive Officers and Board of Directors
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Percentage of vested deferred compensation			100.00%
Deferred compensation plan assets			$ 11,568	10,449
Deferred compensation plan liabilities			18,746	16,036
Deferred compensation plan liabilities, current			11,896	943
Forecast
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Net periodic benefit cost		$ 538
Forecast | Executive Officers and Board of Directors
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Funding of deferred compensations		$ 5,200
Supplemental Employment Retention Agreement | Deferred Profit Sharing | Executive Officer
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Deferred compensation plan assets			6,898	8,621
Deferred compensation plan liabilities			15,970	15,628
Deferred compensation plan liabilities, current			1,500	1,500
Funding of deferred compensations						$ 1,500
Number of participants in retention agreement | participant	1
Deferred compensation plan liabilities, noncurrent			$ 14,470	$ 14,128